Leases (Table)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Summary Of Lease Liabilities	(b) Lease liabilities

December 31, 2019
Lease liabilities	171,536
Less: Lease liabilities due within one year	(7,393)

164,143

Summary of the undiscounted cash flow of the lease liability
Analysis of the undiscounted cash flow of the lease liability is as follows:

December 31, 2019
RMB
Within 1 year	14,304
Between 1 and 2 years	13,569
Between 2 and 5 years	37,531
Over 5 years	210,750

276,154